GENERAL (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure Of General Information About Financial Statements [Abstract]
Schedule of subsidiaries
Name	Holding Percentage		Held By	Country of Incorporation
	June 30, 2024	December 31, 2023
SatixFy Israel Ltd.	100%	100%	SatixFy Communications Ltd.	Israel
SatixFy UK Limited	100%	100%	SatixFy Communications Ltd.	England and Wales
SatixFy Bulgaria Ltd.	100%	100%	SatixFy UK Limited	Bulgaria
SatixFy US LLC	100%	100%	SatixFy Communications Ltd.	USA
Endurance Acquisition Corp.	100%	100%	SatixFy Communications Ltd.	Cayman Islands

Name	Holding Percentage		Held By	Country of Incorporation
	June 30, 2024	December 31, 2023
Jet Talk	51%	51%	SatixFy UK Limited	England and Wales